Financial Risk Management and Financial Instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 SEK (kr)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 97		$ 567	£ 733	$ 464	kr 1,443	kr 2,405	$ 56		$ 473	£ 653	$ 405	kr 1,352	kr 2,322
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	54	€ 1,185	327	429	274	870	1,446	32	€ 992	274	379	239	809	1,384
Cost of Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	$ 43	€ 835	$ 240	£ 304	$ 190	kr 573	kr 959	$ 24	€ 703	$ 199	£ 274	$ 166	kr 543	kr 938